STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
STOCK-BASED COMPENSATION
Schedule of RSUs outstanding and nonvested

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
RSUs outstanding and nonvested, as of January 1, 2022	8,100	$18.83
Granted	741	6.45
Vested	(2,135)	18.58
Forfeited	(78)	15.90
RSUs outstanding and nonvested, as of December 31, 2022	6,628	$17.56
Granted	1,760	1.20
Vested	(3,262)	18.15
Forfeited	(137)	9.09
RSUs outstanding and nonvested, as of December 31, 2023[1]	4,989	$11.64

Schedule of stock option activity

	Number of	Weighted Average
	Options	Fair Value
Balance as of January 1, 2022	198	$17.93
Options exercised	(33)	17.93
Balance as of December 31, 2022	165	$17.93
Options expired/cancelled	(6)	17.93
Balance as of December 31, 2023	159	20.30